SHAREHOLDERS' EQUITY - Schedule of information about share options that were granted (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Stockholders' Equity Note [Abstract]
Share price at grant day (USD)	$ 1.22
Expected life (years)	6 years 1 month 13 days
Risk-free interest rates	2.69%
Expected volatility	79.30%
Dividend yield
Exercise price	$ 1.057
Grant date fair value per option	$ 0.89